Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Preliminary Allocation Of The Consideration Paid For The Acquired Companies
The following table summarizes the preliminary allocation of the consideration transferred for the Acquired Companies, including the identified assets acquired and liabilities assumed as of the Acquisition Date. The purchase price allocation is preliminary and is subject to revision as additional information about the fair value of the assets acquired and liabilities assumed, including working capital, acquired intangibles and deferred income taxes, become available.

(in thousands)

Cash, including closing cash and working capital adjustments	$47,336
Fair value of KORE common stock issued to sellers (4,212,246 shares)	23,294

Total consideration	$70,630
Assets acquired:
Cash	1,996
Accounts receivable	3,115
Inventories	1,323
Prepaid expenses and other receivables	821
Property and equipment	201
Intangible assets	30,060
Total Assets acquired	37,516
Liabilities assumed:
Deferred tax liabilities	7,611
Accounts payable and accrued liabilities	2,607
Liabilities assumed	10,218

Net identifiable assets acquired	27,298

Goodwill (excess of consideration transferred over net identifiable assets acquired)	$43,332